TRADE AND OTHER RECEIVABLES (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Trade and other receivables	$ 4,023	$ 4,072	$ 4,791
Trade receivables
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Trade and other receivables	2,608	2,952	3,999
Receivables in MLJV and MWJV
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Trade and other receivables	1,125	571	640
Sales tax receivables
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Trade and other receivables	92	98	84
Sundry receivables
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Trade and other receivables	198	201	68
Loan receivables
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Trade and other receivables	$ 0	$ 250	$ 0